Background of companies included in consolidation (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Background of companies included in consolidation [Line Items]
Description of parent entity	As provided in the Companys by-laws, no shareholder can concentrate more than 32% of the Companys voting right shares and therefore there is no controlling entity.
Descrition of compliance with restriction on ownership	Consequently, neither the Pampa Group nor the Kowa Group individually owns more than 32% of the voting right capital of SQM S.A.
Kowa Group [Member]
Background of companies included in consolidation [Line Items]
Percentage of interest held by other entities	2.12%
Pampa Group [Member]
Background of companies included in consolidation [Line Items]
Percentage of interest held by other entities	29.97%	29.97%